ACQUISITION OF STAR BUDS INTERNATIONAL Inc. (Tables)	12 Months Ended
Jun. 30, 2022
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Liabilities assumed and allocation
$
Consideration paid
33,500,000 common shares at $0.17 per share	5,695,000
Initial promissory note (iv)	381,093
Additional promissory notes (v)	302,678
6,378,771
Liabilities assumed	55,000
6,433,771
Amount allocated to:
Leasehold improvements	1,060,224
Rental deposits	129,580
Star Buds trade name	5,243,967
6,433,771